Related-party Transactions - Summary of Other Payables to Related parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Other payables to related parties	$ 620,921
Key Management
Disclosure of transactions between related parties [line items]
Other payables to related parties	$ 2,319	$ 10,332